Finance Receivables (Narratives 2) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Construction Loan Receivable [Member] | Original Loan [Member]
Receivable contract details
Receivable with imputed interest, face amount	$ 14.8
Receivable with imputed interest, due date	Apr. 01, 2010
Libor plus rate	2.50%
Construction Loan Receivable [Member] | New Loan 1 [Member]
Receivable contract details
Receivable with imputed interest, due date	Dec. 01, 2011
Construction Loan Receivable [Member] | New Loan 1 [Member] | Fixed Interest Rate Loans [Member]
Receivable contract details
Receivable with imputed interest, face amount	4.9
Receivable with imputed interest, effective yield (interest rate)	8.00%
Construction Loan Receivable [Member] | New Loan 1 [Member] | Variable Interest Rate Loans [Member]
Receivable contract details
Receivable with imputed interest, face amount	19.0
Libor plus rate	2.50%
Construction Loan Receivable [Member] | Final Loan [Member]
Receivable contract details
Receivable with imputed interest, face amount		23.9
Receivable with imputed interest, effective yield (interest rate)	8.00%
Receivable with imputed interest, due date	Feb. 01, 2012
B Note Receivable [Member]
Receivable contract details
Receivable with imputed interest, face amount	$ 9.8	$ 9.8
Receivable with imputed interest, due date	Feb. 01, 2015
B Note Receivable [Member] | Original Loan [Member]
Receivable contract details
Receivable with imputed interest, effective yield (interest rate)	6.30%